Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated February 7, 2018

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2017, as supplemented May 24, 2017, August 18, 2017, September 27, 2017, December 15, 2017 and January 11, 2018 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Large Cap Blend Portfolio – Portfolio Manager Update

Effective January 31, 2018, Benjamin D. Karek joined Patrick J. English, John S. Brandser, Jonathan T. Bloom, Andy P. Ramer, Matthew J. Goetzinger, Robert M. Helf, Daniel G. Sievers, Matthew T. Sullivan and Jordan S. Teschendorf as co-portfolio managers of the Large Cap Blend Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. The PMC has managed the Portfolio since 2012. PMC members include:

Patrick J. English, CFA, Chairman, Chief Executive Officer and Chief Investment Officer, who has been with FMI since 1986.

John S. Brandser, President, Chief Operating Officer and Chief Compliance Officer, who has been with FMI since 1995.

Jonathan T. Bloom, CFA, Director of Research, who has been with FMI since 2010.

Andy P. Ramer, CFA, Research Analyst, who has been with FMI since 2002.

Matthew J. Goetzinger, CFA, Research Analyst, who has been with FMI since 2004.

Robert M. Helf, CFA, Research Analyst, who has been with FMI since 1998.

Daniel G. Sievers, CFA, Research Analyst, who has been with FMI since 2009.

Matthew T. Sullivan, CFA, Research Analyst, who has been with FMI since 2013.

Jordan S. Teschendorf, CFA, Research Analyst, who has been with FMI since 2015.

Benjamin D. Karek, Research Analyst, who has been with FMI since 2017.”

The paragraph relating to Fiduciary Management, Inc. under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – The Sub-Advisers” is revised as follows:

“Fiduciary Management, Inc. (“FMI”), 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin, 53202, has served as sub-adviser for the Large Cap Blend Portfolio since October 2012. FMI has been an investment adviser since 1980. FMI is controlled by Ted D. Kellner and Patrick J. English. FMI’s executive officers include Patrick J. English, Chairman, CEO, CIO and Treasurer; John S. Brandser, President, Secretary, COO and CCO; and Bladen Burns, Senior VP. The directors of FMI are Messrs. Kellner, English and Brandser.”

The following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Large Cap Blend Portfolio”:

“FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. PMC members include:

Patrick J. English, CFA, has been employed by FMI in various capacities since 1986, currently serving as Chairman, Chief Executive Officer, Chief Investment Officer and Treasurer.

John S. Brandser has been employed by FMI in various capacities since 1995, currently serving as President, Secretary, Chief Operating Officer and Chief Compliance Officer.

Jonathan T. Bloom, CFA, has been employed by FMI since 2010 as a Research Analyst, and is currently the Director of Research.

Andy P. Ramer, CFA, has been employed by FMI since 2002 as a Research Analyst.

Matthew J. Goetzinger, CFA, has been employed by FMI since July 2004 as a Research Analyst.

Robert M. Helf, CFA, has been employed by FMI since 1998 as a Research Analyst.

Daniel G. Sievers, CFA, has been employed by FMI since 2009 as a Research Analyst.

Matthew T. Sullivan, CFA, has been employed by FMI since 2013 as a Research Analyst.

Jordan S. Teschendorf, CFA, has been employed by FMI since 2015 as a Research Analyst, and prior to his employment Mr. Teschendorf attended the University of Wisconsin-Madison.

Benjamin D. Karek, has been employed by FMI since 2017 as a Research Analyst, and prior to his employment Mr. Karek attended Columbia Business School.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Large Cap Blend Portfolio

Supplement Dated February 7, 2018

to the

Summary Prospectus for the Large Cap Blend Portfolio Dated May 1, 2017

The following information supplements the Summary Prospectus for the Large Cap Blend Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2017 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Manager Update

Effective January 31, 2018, Benjamin D. Karek joined Patrick J. English, John S. Brandser, Jonathan T. Bloom, Andy P. Ramer, Matthew J. Goetzinger, Robert M. Helf, Daniel G. Sievers, Matthew T. Sullivan and Jordan S. Teschendorf as co-portfolio managers of the Large Cap Blend Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. The PMC has managed the Portfolio since 2012. PMC members include:

Patrick J. English, CFA, Chairman, Chief Executive Officer and Chief Investment Officer, who has been with FMI since 1986.

John S. Brandser, President, Chief Operating Officer and Chief Compliance Officer, who has been with FMI since 1995.

Jonathan T. Bloom, CFA, Director of Research, who has been with FMI since 2010.

Andy P. Ramer, CFA, Research Analyst, who has been with FMI since 2002.

Matthew J. Goetzinger, CFA, Research Analyst, who has been with FMI since 2004.

Robert M. Helf, CFA, Research Analyst, who has been with FMI since 1998.

Daniel G. Sievers, CFA, Research Analyst, who has been with FMI since 2009.

Matthew T. Sullivan, CFA, Research Analyst, who has been with FMI since 2013.

Jordan S. Teschendorf, CFA, Research Analyst, who has been with FMI since 2015.

Benjamin D. Karek, Research Analyst, who has been with FMI since 2017.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Supplement Dated February 7, 2018 to the

Statement of Additional Information Dated May 1, 2017

This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2017, as supplemented May 24, 2017, June 2, 2017, October 10, 2017, November 28, 2017, December 15, 2017 and January 11, 2018. You should read this Supplement together with the SAI.

Appendix D – Portfolio Manager Update – Large Cap Blend Portfolio

Effective January 31, 2018, Benjamin D. Karek joined Patrick J. English, John S. Brandser, Jonathan T. Bloom, Andy P. Ramer, Matthew J. Goetzinger, Robert M. Helf, Daniel G. Sievers, Matthew T. Sullivan and Jordan S. Teschendorf as co-portfolio managers of the Large Cap Blend Portfolio (the “Portfolio”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-110 is amended to add Mr. Karek’s information as of December 31, 2017.

Portfolio Manager(s)	Portfolio	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Benjamin D. Karek	Large Cap Blend Portfolio	4 registered investment companies with $15.8 billion in total assets under management	8 other pooled investment vehicles with $554 million in total assets under management	1307 other accounts with $9.6 billion in total assets under management

As of December 31, 2017, Mr. Karek does not own any Northwestern Mutual variable annuities or variable life contracts with investments in the Large Cap Blend Portfolio.

In addition, the information for Fiduciary Management, Inc. (“FMI”), found in Appendix D under the sub-sections titled Compensation of Portfolio Managers beginning on page B-121 and Conflicts of Interest beginning on page B-135 also applies to Mr. Karek.

Please retain this Supplement for future reference.